FORM N-SAR
FOR REGISTERED INVESTMENT COMPANIES
FOR FISCAL YEAR ENDING  12-31-03


GENERAL INFORMATION
1. A. REGISTRANT NAME: UBS Pathfinders Trust
   B. File Number:  811-4158
   C. Telephone Number:  212-713-2205
   D. Address:  1285 Avenue of the Americas
                New York, New York  10019

2. SUMMARY OF THIS FILING:
  1X   12_ 23_  34_ 45_  56_  67_ 78_  89_  100  111X 122X
  2X   13_ 24_  35_ 46_  57_  68_ 79_  90_  101  112X 123X
  3X   14_ 25_  36_ 47_  58_  69_ 80_  91_  102  113X 124X
  4X   15_ 26_  37_ 48_  59_  70_ 81_  92_  103  114X 125X
  5X   16_ 27_  38_ 49_  60_  71_ 82_  93_  104  115X 126X
  6X   17_ 28_  39_ 50_  61_  72_ 83_  94_  105  116X 127X
  7X   18_ 29_  40_ 51_  62_  73_ 84_  95_  106  117X 128X
  8__  19_ 30_  41_ 52_  63_  74_ 85_  96_  107  118X 129
  9__  20_ 31_  42_ 53_  64_  75_ 86_  97_  108  119X 130
  10_  21_ 32_  43_ 54_  65_  76_ 87_  98_  109  120X 131X
  11_  22_ 33_  44_ 55_  66_  77_ 88_  99_  110  121X 132X

3. Is this the first filing on this form by Registrant?  N
                                                        Y/N

4. Is this the last filing on this form by Registrant?   N
                                                        Y/N

5. Is Registrant a small business investment company?    N
                                                        Y/N

6. Is Registrant a unit investment trust?                Y
                                                        Y/N

7. Is Registrant a series or multiple portfolio company? N
                                                        Y/N

111. A. Depositor name: UBS Financial Services Inc.
     B. SEC File Number (If any): 1-7367
     C. Location: New York, New York  10019

112. A. Sponsor name: UBS Financial Services Inc.
     B. SEC File Number (If any):     1-7367
     C. Location: New York, New York  10019

113. A. Trustee name: 1) Investors Bank & Trust Company
     B. Location:     1) Boston, Massachusetts  02116

114. A. Principal underwriter name: UBS Financial Services Inc.
     B. File Number :  8-
     C. Location: New York, New York  10019

115. A. Independent public accountant name: Ernst & Young LLP
     B. Location: New York, New York  10036

116. Family of investment companies information:
     A. Is Registrant part of a family of
        investment companies?                             N
                                                         Y/N

117. A. Is Registrant a separate account of
        an insurance company?                             N
                                                         Y/N

118. State the number of series existing at the end of
     the period that had securities registered under
     the Securities Act of 1933                           14

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period                          1

120. State the total value of the portfolio securities on
     the date of deposit for the new series included in item
     119 ($000's omitted)                                 $953

121. State the number of series for which a current
     prospectus was in existence at the end of the
     period                                               6

122. State the number of existing series for which
     additional units were registered under the
     Securities Act of 1933 during the current period     2

123. State the total value of the additional units
     considered in answering item 122 ($000's omitted)    $21,019

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                  $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
     sale of units of all series of Registrant
     ($000's omitted)                                     $1,220

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted)                                     $122

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                           Number    Total    Total
                           of        Assets   Income
                           Series   ($000's   Distributions
                           Investing Omitted)($000's omitted)

A U.S. Treasury direct
.. issue                    14*      $127,146  $1,072

B U.S. Government agency            $         $

C State and  municipal
.. tax-free                          $         $

D Public utility debt               $         $

E Brokers or dealers debt
.. or debt of brokers' or
  dealers' parent                   $         $

F All other corporate
.. intermed. & long term
  debt                              $         $

G All other corporate
.. short-term debt                   $         $

H Equity securities of
.. brokers or dealers or
  parents of brokers or
  dealers                           $4,974    $

I Investment company
.. equity securities                 $         $

J All other equity
.. securities                        $89,648   $

K Other securities                  $         $

L Total assets of all
  series of registrant              $221,850  $
    *U.S. Treasury with Common Stock.

128. Is the timely payment of principal and interest
     on any of the portfolio securities held by any
     of Registrant's series at the end of the current
     period insured or guaranteed by an entity other
     than the issuer?                                      N
                                                          Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
                                                          Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
                                                          Y/N

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)  $468

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-4158


For period ending (a)    12-31-03
File Number (c)     811-4158

This report is signed on behalf of the registrant in the City of New York and State of New York on the 25th day of February 2004.



                             UBS Pathfinders Trust
                             (Registrant)


Witness: /s/ GERALDINE BANYAI   By: /s/CHRISTINE TRIPI-PASQUIN
             Geraldine Banyai          Christine Tripi-Pasquin
             Secretary                 First Vice President